Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income/(loss)	$ (47,944)	$ 14,634	$ 83,257
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	47,133	43,084	37,394
Gain on asset purchase cancellation	0	(3,633)	0
Impairment loss	22,826	0	0
Gain on loan write off	(1,111)	0	0
Loss from inventory valuation	1,432	4,001	0
Amortization and write-off of deferred finance charges	2,793	1,472	1,252
Unrealized gain on derivatives	(606)	(2,137)	(6,329)
Share based compensation	120	120	120
Change in:
Accounts receivable	(2,010)	42	675
Due from Manager	(946)	0	0
Inventories	4,342	(2,586)	(6,700)
Accrued revenue	(341)	(664)	646
Prepaid expenses and other current assets	36	190	12
Due to Manager	(24)	(283)	234
Trade accounts payable	1,734	(997)	950
Accrued liabilities	(269)	192	(2,595)
Unearned revenue	(1,643)	(9,703)	(8,322)
Net Cash Provided by Operating Activities	25,522	43,732	100,594
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(123,541)	(146,300)	(118,894)
Proceeds from the asset purchase cancellation	0	36,320	0
Maturity of investment	0	50,000	0
Increase in restricted cash	(70,104)	(13,779)	(6,250)
Restricted cash released	12,965	6,750	24,800
Increase in bank time deposits	(1,500)	0	0
Net Cash Used in Investing Activities	(182,180)	(67,009)	(100,344)
Cash Flows from Financing Activities:
Proceeds from long-term debt	446,896	93,925	16,000
Principal payments of long-term debt	(243,659)	(132,652)	(123,372)
Dividends paid	(17,539)	(25,915)	(17,742)
Payment of deferred financing costs	(5,018)	(2,267)	(132)
Proceeds on issuance of common stock	0	0	48,255
Payment of common stock offering expenses	$ 0	(98)	(177)
Proceeds on issuance of preferred stock		133,387	39,328
Repurchase of preferred stock	$ (590)	0	0
Payment of preferred stock offering expenses	0	(463)	(463)
Net Cash Provided by/(Used in) Financing Activities	180,090	65,917	(38,303)
Net increase/(decrease) in cash and cash equivalents	23,432	42,640	(38,053)
Cash and cash equivalents at beginning of year	107,311	64,671	102,724
Cash and cash equivalents at end of year	130,743	107,311	64,671
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	11,932	8,594	9,263
Non cash Investing and Financing activities	$ 772	$ 506	$ 194